Income tax (expenses) / benefits	12 Months Ended
Dec. 31, 2024
Income tax (expenses) / benefits
Income tax (expenses) / benefits

12.Income tax (expenses) / benefits

Income tax (expenses) / benefits

	For the years ended December 31,
(Euro thousands)	2024	2023	2022
Current taxes	(2,636)	(1,133)	(189)
Deferred taxes	(442)	(2,274)	318
Income tax (expenses) / benefits	(3,078)	(3,407)	129

Breakdown of difference between statutory and effective tax rates:

The effective tax rate is as follows:

	For the years ended December 31,
(Euro thousands)	2024	2023	2022
Loss before tax	(186,217)	(142,846)	(239,880)
Total income tax (expenses) / benefits	(3,078)	(3,407)	129
Effective tax rate	(1.65)%	(2.39)%	0.05%

The reconciliation between the Group’s theoretical tax and its income taxes is presented in the table below:

	For the years ended December 31,
(Euro thousands)	2024	2023	2022
Loss before tax	(186,217)	(142,846)	(239,880)
Group’s weighted theoretical tax (calculated in absolute values on the basis of subsidiaries’ pre-taxable income/loss)	51,526	37,970	57,651
Tax effect on:
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	(6,334)	(8,474)	(2,458)
Taxes relating to prior years	(772)	(705)	111
Deferred tax assets not recognized	(51,511)	(34,038)	(55,686)
Other tax items	4,013	1,840	511
Total income tax (expenses) / benefits	(3,078)	(3,407)	129

Deferred tax assets and deferred tax liabilities

Deferred taxes reflect the net tax effect of temporary differences between the book value and the taxable amount of assets and liabilities.

Breakdown for deferred tax assets and deferred tax liabilities:

			Recognized in
	At	Recognized	other	Exchange	At
	December 31,	in profit or	comprehensive	difference	December 31,
(Euro thousands)	2023	loss	loss	and other	2024
Deferred tax assets arising on:
Employee benefits	885	75	1	(2)	959
Property plant and equipment	313	(59)	—	—	254
Deferred tax assets on rental contracts; if any	11,098	(4,295)	—	178	6,981
Intangible assets	1,252	—	—	—	1,252
Inventories	3,934	229	—	7	4,170
Provisions and accrued expenses	2,864	(50)	—	—	2,814
Receivables and other assets	709	(88)	—	—	621
Tax losses	182	35	—	—	217
Other	638	(629)	—	1	10
Total deferred tax assets	21,875	(4,782)	1	184	17,278
Deferred tax liabilities arising on:
Deferred tax liabilities on rental contracts; if any	8,454	(4,933)	—	164	3,685
Intangible assets	51,994	—	—	—	51,994
Receivables and other assets	14	75	—	(6)	83
Other	790	518	—	—	1,308
Total deferred tax liabilities	61,252	(4,340)	—	158	57,070

			Recognized in
	At	Recognized	other	Exchange	At
	December 31,	in profit or	comprehensive	difference	December 31,
(Euro thousands)	2022	loss	loss	and other	2023
Deferred tax assets arising on:
Employee benefits	1,600	(1,022)	392	(85)	885
Property plant and equipment	885	(572)	—	—	313
Deferred tax assets on rental contracts; if any	12,324	(1,200)	—	(26)	11,098
Intangible assets	2,447	(1,195)	—	—	1,252
Inventories	5,195	(1,231)	—	(30)	3,934
Provisions and accrued expenses	2,613	251	—	—	2,864
Receivables and other assets	159	550	—	—	709
Tax losses	191	(9)	—	—	182
Other	199	439	—	—	638
Total deferred tax assets	25,613	(3,989)	392	(141)	21,875
Deferred tax liabilities arising on:
Deferred tax liabilities on rental contracts; if any	8,316	147	—	(9)	8,454
Intangible assets	53,207	(1,213)	—	—	51,994
Receivables and other assets	139	(125)	—	—	14
Other	1,314	(524)	—	—	790
Total deferred tax liabilities	62,976	(1,715)	—	(9)	61,252

Each company in the Group decides to recognize deferred tax assets by assessing whether the conditions exist for the future recoverability of such assets by taking into account the basis of the most recent forecasts.

The Group applied Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12) from January 1, 2023. Following the amendments, the Group has recognised a separate deferred tax asset in relation to its lease liabilities and a deferred tax liability in relation to its right-of-use assets. Amounts as at December 31, 2022 for deferred tax assets on lease liabilities, deferred tax liabilities on right-of-use assets and deferred tax assets for other temporary differences have been restated.

The following table provides the details of tax losses carried forward for which no deferred tax assets were recognized:

	At December 31,
(Euro thousands)	2024	2023
Expiry within 5 years	59,018	56,202
Expiry over 5 years	168,994	146,774
No expiration	981,334	838,358
Total tax losses carried forward	1,209,346	1,041,334

The Group’s management updated the deferred tax assets recognized on tax loss carry forward taking into consideration, for their recoverability, the macroeconomic scenario and the business developments of each of the Group’s companies.